Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 4,756	$ 5,207	$ 4,597
Cost of sales	4,160	4,473	3,866
Gross profit	596	734	731
Selling, general and administrative expense	322	335	332
terminated merger and settlement income	0	0	(171)
Asset impairments	23	32	0
Business realignment costs	35	15	20
Other operating expense (income), net	14	(16)	4
Operating income	202	368	546
Interest expense, net	263	262	276
Gains (Losses) on Extinguishment of Debt	0	0	30
Other non-operating (income) expense, net	(1)	3	(4)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(60)	103	244
Income tax (benefit) expense	(365)	3	35
Income from continuing operations before earnings from unconsolidated entities	305	100	209
(Losses) earnings from unconsolidated entities, net of taxes	19	16	8
Net income from continuing operations	324	116	217
Net income from discontinued operations, net of taxes	0	2	(3)
Net income	324	118	214
Comprehensive income (loss)	230	47	203
Momentive Specialty Chemicals Inc. [Member]
Net sales	2,120	2,246	2,002
Cost of sales	1,800	1,856	1,618
Gross profit	320	390	384
Selling, general and administrative expense	61	110	117
terminated merger and settlement income			(171)
Asset impairments	0	4
Business realignment costs	9	2	5
Other operating expense (income), net	6	(20)	6
Operating income	244	294	427
Interest expense, net	59	69	92
Gains (Losses) on Extinguishment of Debt			7
Intercompany interest expense (income)	132	121	123
Other non-operating (income) expense, net	(8)	8	(18)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	61	96	223
Income tax (benefit) expense	(371)	(8)	(11)
Income from continuing operations before earnings from unconsolidated entities	432	104	234
(Losses) earnings from unconsolidated entities, net of taxes	(108)	32	(13)
Net income from continuing operations		136	221
Net income from discontinued operations, net of taxes		(18)	(7)
Net income	324	118	214
Comprehensive income (loss)	230	47	203
Subsidiary Issuers [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
terminated merger and settlement income			0
Asset impairments	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	2	0	0
Operating income	(2)	0	0
Interest expense, net	176	150	144
Gains (Losses) on Extinguishment of Debt			5
Intercompany interest expense (income)	(186)	(170)	(169)
Other non-operating (income) expense, net	(2)	0	8
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	10	20	12
Income tax (benefit) expense	0	1	10
Income from continuing operations before earnings from unconsolidated entities	10	19	2
(Losses) earnings from unconsolidated entities, net of taxes	0	0	0
Net income from continuing operations		19	2
Net income from discontinued operations, net of taxes		0	0
Net income	10	19	2
Comprehensive income (loss)	13	20	24
Combined Subsidiary Guarantors [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
terminated merger and settlement income			0
Asset impairments	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	(1)	(1)	0
Operating income	1	1	0
Interest expense, net	0	0	0
Gains (Losses) on Extinguishment of Debt			0
Intercompany interest expense (income)	(1)	(1)	(1)
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	2	2	1
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	2	2	1
(Losses) earnings from unconsolidated entities, net of taxes	(71)	22	(5)
Net income from continuing operations		24	(4)
Net income from discontinued operations, net of taxes		0	0
Net income	(69)	24	(4)
Comprehensive income (loss)	(69)	23	(4)
Combined Non-Guarantor Subsidiaries [Member]
Net sales	2,902	3,254	2,934
Cost of sales	2,626	2,910	2,587
Gross profit	276	344	347
Selling, general and administrative expense	261	225	215
terminated merger and settlement income			0
Asset impairments	23	28
Business realignment costs	26	13	15
Other operating expense (income), net	7	5	(2)
Operating income	(41)	73	119
Interest expense, net	28	43	40
Gains (Losses) on Extinguishment of Debt			18
Intercompany interest expense (income)	55	50	47
Other non-operating (income) expense, net	9	(5)	6
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(133)	(15)	8
Income tax (benefit) expense	6	10	36
Income from continuing operations before earnings from unconsolidated entities	(139)	(25)	(28)
(Losses) earnings from unconsolidated entities, net of taxes	3	1	0
Net income from continuing operations		(24)	(28)
Net income from discontinued operations, net of taxes		20	4
Net income	(136)	(4)	(24)
Comprehensive income (loss)	(229)	(19)	(71)
Eliminations [Member]
Net sales	(266)	(293)	(339)
Cost of sales	(266)	(293)	(339)
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
terminated merger and settlement income			0
Asset impairments	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	0	0	0
Operating income	0	0	0
Interest expense, net	0	0	0
Gains (Losses) on Extinguishment of Debt			0
Intercompany interest expense (income)	0	0	0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	0	0	0
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	0	0	0
(Losses) earnings from unconsolidated entities, net of taxes	195	(39)	26
Net income from continuing operations		(39)	26
Net income from discontinued operations, net of taxes		0	0
Net income	195	(39)	26
Comprehensive income (loss)	285	(24)	51
Consolidated [Member]
Net sales	4,756	5,207	4,597
Cost of sales	4,160	4,473	3,866
Gross profit	596	734	731
Selling, general and administrative expense	322	335	332
terminated merger and settlement income			(171)
Asset impairments	23	32
Business realignment costs	35	15	20
Other operating expense (income), net	14	(16)	4
Operating income	202	368	546
Interest expense, net	263	262	276
Gains (Losses) on Extinguishment of Debt			30
Intercompany interest expense (income)	0	0	0
Other non-operating (income) expense, net	(1)	3	(4)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(60)	103	244
Income tax (benefit) expense	(365)	3	35
Income from continuing operations before earnings from unconsolidated entities	305	100	209
(Losses) earnings from unconsolidated entities, net of taxes	19	16	8
Net income from continuing operations		116	217
Net income from discontinued operations, net of taxes		2	(3)
Net income	324	118	214
Comprehensive income (loss)	$ 230	$ 47	$ 203